Consolidated Statements of Cash Flows (USD $) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,135,573)	$ (465,014)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for bad debts	21,200	23,379
Depreciation and amoritization	264,082	338,803
Issuance of convertible notes in exchange for services rendered	22,000	0
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	196,229	(339,313)
Accounts receivable, secured - related party	7,376	9,176
Prepaid expenses and other current assets	(97,684)	821
Accounts payable	780,703	105,793
Accrued expenses	(98,588)	84,802
Deferred rent	(2,324)	(358)
Deferred revenue	(54,510)	516,992
Settlement payable	0	(169,403)
Net cash (used in) provided by operating activities	(1,097,089)	105,678
Cash flows from investing activities:
Cash acquired as part of merger	3,200
Purchases of property and equipment	(133,431)
Purchases of intangible assets	(981,546)	(189,905)
Advances to officer in exchange for promissory note	(388,210)
Proceeds received from officer loan repayments	238,210
Net cash provided by (used in) investing activities	(1,261,777)	(189,905)
Cash flows from financing activities:
Proceeds from (repayments on) line of credit, net	(10,284)	6,753
Principal payments on notes payable	(30,871)	(25,399)
Proceeds from sale of common stock		250,500
Proceeds received from issuance of convertible notes	328,000
Proceeds from issuance of Series A, D and E preferred stock	3,469,985
Disbursements for stockholder rescissions	(165,000)
Disbursements to purchase treasury shares	(761,200)
Net cash provided by financing activities	2,830,630	231,854
Net (decrease) increase in cash and cash equivalents	471,764	147,627
Cash and cash equivalents at beginning of period	294,838	147,211
Cash and cash equivalents at end of period	766,602	294,838
Supplemental disclosure of cash flow information:
Cash paid for interest	34,804	15,773
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible notes to Series B preferred shares	$ 350,000